Indebtedness Indebtedness (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
At December 31, 2013 and 2012, PMI’s short-term borrowings and related average interest rates consisted of the following:

	December 31, 2013		December 31, 2012
(in millions)	Amount Outstanding	Average Year-End Rate	Amount Outstanding	Average Year-End Rate
Commercial paper	$1,387	0.1%	$1,972	0.2%
Bank loans	1,013	5.7	447	6.6
	$2,400		$2,419

Schedule of Long-term Debt Instruments [Table Text Block]
At December 31, 2013 and 2012, PMI’s long-term debt consisted of the following:

(in millions)	2013	2012
U.S. dollar notes, 0.287% to 6.875% (average interest rate 4.105%), due through 2043	$16,500	$14,702
Foreign currency obligations:
Euro notes, 1.750% to 5.875% (average interest rate 3.340%), due through 2033	7,303	3,724
Swiss franc notes, 0.875% to 2.000% (average interest rate 1.240%), due through 2021	1,289	1,579
Other (average interest rate 3.621%), due through 2024	186	415
	25,278	20,420
Less current portion of long-term debt	1,255	2,781
	$24,023	$17,639

Schedule of Debt Issuances Outstanding [Table Text Block]
PMI’s debt issuances outstanding at December 31, 2013 were as follows:

(in millions)
Type		Face Value	Interest Rate	Issuance	Maturity
U.S. dollar notes		$1,250	6.875%	November 2008	March 2014
U.S. dollar notes		$400	Floating	March 2013	February 2015
U.S. dollar notes		$650	2.500%	May 2011	May 2016
U.S. dollar notes		$600	2.500%	August 2011(a)	May 2016
U.S. dollar notes		$550	1.625%	March 2012	March 2017
U.S. dollar notes		$750	1.125%	August 2012	August 2017
U.S. dollar notes		$2,500	5.650%	May 2008	May 2018
U.S. dollar notes		$750	1.875%	November 2013	January 2019
U.S. dollar notes		$1,000	4.500%	March 2010	March 2020
U.S. dollar notes		$350	4.125%	May 2011	May 2021
U.S. dollar notes		$750	2.900%	November 2011	November 2021
U.S. dollar notes		$750	2.500%	August 2012	August 2022
U.S. dollar notes		$600	2.625%	March 2013	March 2023
U.S. dollar notes		$500	3.600%	November 2013	November 2023
U.S. dollar notes		$1,500	6.375%	May 2008	May 2038
U.S. dollar notes		$750	4.375%	November 2011	November 2041
U.S. dollar notes		$700	4.500%	March 2012	March 2042
U.S. dollar notes		$750	3.875%	August 2012	August 2042
U.S. dollar notes		$850	4.125%	March 2013	March 2043
U.S. dollar notes		$750	4.875%	November 2013	November 2043
EURO notes	(b)	€750 (approximately $1,105)	5.875%	September 2008	September 2015
EURO notes	(b)	€750 (approximately $976)	5.750%	March 2009	March 2016
EURO notes	(b)	€750 (approximately $951)	2.125%	May 2012	May 2019
EURO notes	(b)	€1,250 (approximately $1,621)	1.750%	March 2013	March 2020
EURO notes	(b)	€600 (approximately $761)	2.875%	May 2012	May 2024
EURO notes	(b)	€750 (approximately $972)	2.750%	March 2013	March 2025
EURO notes	(b)	€500 (approximately $648)	3.125%	June 2013	June 2033
Swiss franc notes	(b)	CHF325 (approximately $362)	1.000%	December 2011	December 2016
Swiss franc notes	(b)	CHF200 (approximately $217)	0.875%	March 2013	March 2019
Swiss franc notes	(b)	CHF325 (approximately $334)	1.000%	September 2012	September 2020
Swiss franc notes	(b)	CHF300 (approximately $335)	2.000%	December 2011	December 2021

(a) The notes are a further issuance of the 2.500% notes issued by PMI in May 2011.
(b) USD equivalents for foreign currency notes were calculated based on exchange rates on the date of issuance.

Schedule of Maturities of Long-term Debt [Table Text Block]
Aggregate maturities of long-term debt are as follows:

(in millions)
2014	$1,255
2015	1,439
2016	2,654
2017	1,302
2018	2,502
2019-2023	8,389
2024-2028	2,010
Thereafter	5,988
25,539
Debt discounts	(261)
Total long-term debt	$25,278

Schedule of Committed Credit Facilities and Commercial Paper Outstanding [Table Text Block]
At December 31, 2013, PMI’s total committed credit facilities and commercial paper outstanding were as follows:

Type (in billions of dollars)	Committed Credit Facilities	Commercial Paper
364-day revolving credit, expiring February 11, 2014	$2.0
Multi-year revolving credit, expiring March 31, 2015	2.5
Multi-year revolving credit, expiring October 25, 2016	3.5
Total facilities	$8.0
Commercial paper outstanding		$1.4